UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             Pichin Corp. (as sponsor of the TWA Retirement Plans)
Address:          100 South Bedford Road
                  Mt. Kisco, NY  10549

Form 13F File Number:  28-3758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward E. Mattner
Title:            President and Treasurer
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner            New York, New York                    11/13/00
[Signature]                           [City, State]                    [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0

Form 13F Information Table Entry Total:                              72

Form 13F Information Table Value Total:                              $354,685
                                                                     (thousands)


List of Other Included Managers:  None


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

                                                   FORM 13F INFORMATION TABLE
                                             AS OF SEPTEMBER 30, 2000 (SEC USE ONLY)
                        NAME OF REPORTING MANAGER:  Pichin Corp. (as Sponsor of the TWA Retirement Plan)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None


AFLAC Inc.      Com        001055102  11,771     183,750    X                                      183,750

AT&T Corp.      Com        001957109   8,813     300,000    X                                      300,000

Agilent         Com        00846U101     284       5,797    X                                        5,797
Technologies
Inc.

American        Com        025816109  18,225     300,000    X                                      300,000
  Express Co.

Avnet, Inc.     Com        053807103     585      20,612    X                                       20,612

BCE Inc.        Com        05534B109   4,675     200,000    X                                      200,000

BHC             Cl A       055448104     351       2,230    X                                        2,230
Communications
Inc.

BP Amoco        Sponsored  055622104   1,894      35,730    X                                       35,730
  P L C         ADR

Baker Hughes    Com        057224107   3,713     100,000    X                                      100,000
  Inc.

Bank of America Com        060505104     677      12,918    X                                       12,918
  Corp.

Bank One        Com        06423A103   4,483     116,068    X                                      116,068
  Corp.

Canadian PAC

  Ltd. New      Com        135923100   5,200     200,000    X                                      200,000

Chevron         Com        166751107     443       5,200    X                                        5,200
  Corporation

City Investing  Unit Ben   177900107      76      55,700    X                                       55,700
  Co. Liq. Tr.  Int

Coca Cola
  Enterprises
  Inc.          Com        191219104   4,781     300,000    X                                      300,000

Conoco Inc.     Cl B       208251405   9,927     368,525    X                                      368,525

Corning Inc.    Com        219350105  59,400     200,000    X                                      200,000

Covance Inc.    Com        222816100     409      50,000    X                                       50,000

Delphi          Com        247126105   2,114     139,786    X                                      139,786
Automotive
Sys. Corp.

DuPont E.I.
  De Nemours
  & Co.         Com        263534109   7,507     181,170    X                                      181,170

El Paso Energy
  Corp. Del.    Com        283905107   1,433      23,250    X                                       23,250

Emerging Mkts
  Telecommuni-
  cations       Com        290887108     306      25,000    X                                       25,000

Emerging Mkts   Com        290921105     147      14,774    X                                       14,774
Infrastructure

                          COLUMN TOTAL 147,214






Fedex Corp.     Com        31428X106     965      21,760    X                                       21,760

General Mtrs.
  Corp.         Com        370442105  10,100     155,379    X                                      155,379

General Mtrs.
Corp.           CL H NEW   370442832   5,300     142,563    X                                      142,563

Golden West
  Finl Corp.
  Del.          Com        381317106   4,826      90,000    X                                       90,000

Grant Prideco   Com        38821G101     567      25,840    X                                       25,840
 Inc.

Hewlett Packard
  Co.           Com        428236103   1,474      15,200    X                                       15,200

Home Depot
  Inc.          Com        437076102   1,232      23,223    X                                       23,223

Imperial Oil
  Ltd.          Com New    453038408     540      20,718    X                                       20,718

International
  Business
  Machines      Com        459200101  45,000     400,000    X                                      400,000

Isco Inc.       Com        464268101     219      55,545    X                                       55,545

IT Group Inc.   Com        465266104     260      54,780    X                                       54,780

Kaneb Services
  Inc.          Com        484170105     478     103,300    X                                      103,300

Kerr McGee
  Corp.         Com        492386107   4,916      74,200    X                                       74,200

Keycorp New     Com        493267108     567      22,400    X                                       22,400

Koninklijke     Sponsored  500472204  30,342     713,920    X                                      713,920
  Philips       ADR New
  Electrs NV

Lehman Bros
  Hldgs Inc.    Com        524908100   4,433      30,000    X                                       30,000

Lockheed
Martin Corp.    Com        539830109   9,125     276,836    X                                      276,836

Lucent Tech-
nologies Inc.   Com        549463107   7,924     259,264    X                                      259,264

Magna Entnt
 Corp.          Cl A       559211107     135      20,000    X                                       20,000

Magna Intl
  Inc.          Cl A       559222401   4,325     100,000    X                                      100,000

Martin
  Marietta
  Matls Inc.    Com        573284106   3,247      84,827    X                                       84,827

Merck & Co.
  Inc.          Com        589331107   1,340      18,000    X                                       18,000

Mitchell
  Energy &
  Dev Corp.     CL A       606592202   4,499      96,500    X                                       96,500

Morgan J P &
  Co., Inc.     Com        616880100     294       1,800    X                                        1,800

Morgan Stanley
D Witter, India Com        61745C105     105      10,151    X                                       10,151

Motorola Inc.   Com        620076109   1,271      45,000    X                                       45,000

NCR Corp. New   Com        62886E108     473      12,500    X                                       12,500

NL Inds Inc.    Com New    629156407   1,483      70,000    X                                       70,000

Newport News
 Shipbuilding
 Inc.           Com        652228107   1,084      25,000    X                                       25,000

Nortel Networks
Corp. New       Com        656568102  18,707     314,077    X                                      314,077

                       COLUMN TOTAL  165,231









Occidental Pete
  Corp. Del     Com        674599105   1,745      80,000    X                                       80,000

Omnicom Group
  Inc.          Com        681919106   4,376      60,000    X                                       60,000

Pactiv Corp.    Com        695257105   1,398     125,000    X                                      125,000

Pall Corp.      Com        696429307   1,023      51,300    X                                       51,300

Parker
  Drilling Co.  Com        701081101     875     125,000    X                                      125,000

Penn Traffic
  Co. New       Com New    707832200     508      66,581    X                                       66,581

Quest
  Diagnostics
  Inc.          Com        74834L100   2,869      25,000    X                                       25,000

Raytheon Co.    CL A       755111309     349      12,754    X                                       12,754

Repsol YPF S A  Sponsored  76026T205     440      24,000    X                                       24,000
                ADR

San Juan        Unit       798241105     904      76,100    X                                       76,100
  Basin Rty Tr  BenInt

Shell Trans &   New Yrk    822703609     881      18,000    X                                       18,000
  Trading PLC   Sh New

Telefonos de    SPON ADR
  Mexico SA     ORD L      879403780   5,425     102,000    X                                      102,000

Tenneco
Automotive Inc. Com        880349105     130      25,000    X                                       25,000

US Bancorp
  Del           Com        902973106   5,430     238,701    X                                      238,701

Ultramar
  Diamond
  Shamrock
  Corp.         Com        904000106   3,106     122,400    X                                      122,400

Unionbancal
  Corp.         Com        908906100     577      24,750    X                                       24,750

Unisys Corp.    Com        909214108   8,026     713,382    X                                      713,382

United
  Television
  Inc.          Com        913066106   3,543      24,100    X                                       24,100

Viacom Inc.     CL B       925524308     635      10,850    X                                       10,850


                COLUMN TOTAL          42,240

                TOTAL                354,685

